The Caldwell & Orkin Funds, Inc.

5185 Peachtree Parkway, Suite 370

Norcross, GA  30092-6541

September 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

The Caldwell & Orkin Funds, Inc.

File No. 33-35156

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective August 30, 2011, do not differ from those filed electronically in the Post-Effective Amendment No. 30 on August 29, 2011.

Sincerely,

/s/ Paul F. Leone

Paul F. Leone

Secretary